Revenue Disaggregation and Operating Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue Disaggregation and Operating Segments
Schedule of revenue disaggregated by geography

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
United States	$2,009	$1,732	$5,290	$5,473
Australia	111	139	316	419
Europe	168	258	564	756
Rest of World	4	26	31	48
Total revenue	$2,292	$2,155	$6,201	$6,696

	Year Ended
	December 31,
	2023	2022
United States	$7,134	$9,230
Australia	526	688
Europe	956	1,252
Rest of world	62	70
Total revenue	$8,678	$11,240